Effects of Regulation (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Assets
	December 31,		Remaining
	2013	2012	Recovery Period

Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$61	$86	1 year
Under-recovered Fuel Costs - does not earn a return	19	2	1 year
Total Current Regulatory Assets	$80	$88

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Storm Related Costs	$22	$23
Ohio Economic Development Rider	14	13
Other Regulatory Assets Not Yet Being Recovered	4	1
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	161	172
Ormet Special Rate Recovery Mechanism	36	5
Indiana Under-Recovered Capacity Costs	22	-
Expanded Net Energy Charge - Coal Inventory	21	-
Mountaineer Carbon Capture and Storage Product Validation Facility	13	14
Virginia Environmental Rate Adjustment Clause	2	29
Litigation Settlement	-	11
Other Regulatory Assets Not Yet Being Recovered	35	36
Total Regulatory Assets Not Yet Being Recovered	330	304

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Ohio Fuel Adjustment Clause	445	519	5 years
Ohio Capacity Deferral	288	66	5 years
Ohio Transmission Cost Recovery Rider	87	49	2 years
Unamortized Loss on Reacquired Debt	81	82	30 years
Texas Meter Replacement Costs	77	47	15 years
Ohio Distribution Decoupling	31	-	2 years
Storm Related Costs	17	36	5 years
RTO Formation/Integration Costs	12	15	6 years
Red Rock Generating Facility	10	10	43 years
West Virginia Expanded Net Energy Charge	-	273
Ohio Deferred Asset Recovery Rider	-	152
Other Regulatory Assets Being Recovered	18	15	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	1,390	1,353	55 years
Pension and OPEB Funded Status	1,157	1,896	11 years
Cook Nuclear Plant Refueling Outage Levelization	58	27	3 years
Medicare Subsidy	51	-	11 years
Virginia Transmission Rate Adjustment Clause	47	33	2 years
Peak Demand Reduction/Energy Efficiency	44	12	2 years
Postemployment Benefits	40	45	5 years
United Mine Workers of America Pension Withdrawal	27	-	12 years
Virginia Environmental Rate Adjustment Clause	27	8	1 year
Under-Recovery of Transmission Cost Recovery Factor	20	6	1 year
Storm Related Costs	18	27	5 years
Vegetation Management	14	13	1 year
Deferred Restructuring Costs	11	15	5 years
Litigation Settlement	10	-	12 years
Under-Recovered Distribution Investment Rider	9	1	1 year
Asset Retirement Obligation	8	9	33 years
West Virginia Expanded Net Energy Charge	-	26
Ohio Distribution Decoupling	-	16
Deferred PJM Fees	-	14
Unrealized Loss on Forward Commitments	-	8
Other Regulatory Assets Being Recovered	49	29	various
Total Regulatory Assets Being Recovered	4,046	4,802

Total Noncurrent Regulatory Assets	$4,376	$5,106

Regulatory Liabilities
	December 31,		Remaining
	2013	2012	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$9	$25	1 year
Over-recovered Fuel Costs - does not pay a return	110	22	1 year
Total Current Regulatory Liabilities	$119	$47

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Louisiana Refundable Construction Financing Costs	$-	$96
Other Regulatory Liabilities Not Yet Being Paid	5	4
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	3	9
Total Regulatory Liabilities Not Yet Being Paid	8	109

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,589	2,511	(a)
Louisiana Refundable Construction Financing Costs	78	-	5 years
Advanced Metering Infrastructure Surcharge	68	83	7 years
Deferred Investment Tax Credits	29	23	47 years
Excess Earnings	12	12	40 years
Other Regulatory Liabilities Being Paid	1	1	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for
Nuclear Decommissioning Liability	597	436	(b)
Deferred Investment Tax Credits	121	136	49 years
Spent Nuclear Fuel Liability	43	43	(b)
Over-Recovery of Transition Charges	40	57	14 years
Unrealized Gain on Forward Commitments	35	46	4 years
Deferred State Income Tax Coal Credits	28	29	10 years
Peak Demand Reduction/Energy Efficiency	18	31	1 year
Over-Recovery of PJM Expense	14	-	2 years
Other Regulatory Liabilities Being Paid	13	27	various
Total Regulatory Liabilities Being Paid	3,686	3,435

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$3,694	$3,544

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Regulated Generating Units to be Retired Before or During 2016
Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period

		(in millions)
Tanners Creek Plant,	I&M	$681	$354	$327	$87	2015	17 years
Units 1-4
Big Sandy Plant, Unit 2	KPCo	424	180	244	47	2015	27 years
Northeastern Station,	PSO	182	89	93	11	2016	27 years
Unit 4
Welsh Plant, Unit 2	SWEPCo	175	93	82	19	2016	27 years
Total		$1,462	$716	$746	$164

Appalachian Power Co [Member]
Regulatory Assets
	APCo			I&M
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
Regulatory Assets:	2013	2012	Period	2013	2012	Period
	(in thousands)			(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$39,811	$74,906	1 year	$-	$3,029
Under-recovered Fuel Costs - does not earn a return	-	-		3,397	1,647	1 year
Total Current Regulatory Assets	$39,811	$74,906		$3,397	$4,676

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$65,206	$94,458		$1,836	$-
Expanded Net Energy Charge - Coal Inventory	20,528	-		-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility	13,264	14,155		-	-
Virginia Demand Response Program Costs	5,012	1,447		-	-
Transmission Agreement Phase-In	3,313	2,992		-	-
Virginia Environmental Rate Adjustment Clause	2,440	29,320		-	-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	1,287	1,287		-	1,380
Indiana Under-Recovered Capacity Costs	-	-		21,945	-
Indiana Deferred Cook Plant Life Cycle
Management Project Costs	-	-		4,093	-
Stranded Costs on Abandoned Plants	-	-		3,896	-
Dresden Plant Operating Costs	-	8,758		-	-
Deferred Wind Power Costs	-	5,143		-	-
Litigation Settlement	-	-		-	11,098
Other Regulatory Assets Not Yet Being Recovered	168	-		3,616	786
Total Regulatory Assets Not Yet Being Recovered	111,218	157,560		35,386	13,264

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Storm Related Costs	17,167	21,371	5 years	-	-
Unamortized Loss on Reacquired Debt	11,622	12,969	29 years	21,508	15,871	19 years
RTO Formation/Integration Costs	3,473	4,370	6 years	2,544	3,229	6 years
Cook Plant, Unit 2 Baffle Bolts	-	-		7,248	-	25 years
West Virginia Expanded Net Energy Charge	-	272,783		-	-
Customer Choice Implementation Costs	-	-		-	1,493
Other Regulatory Assets Being Recovered	665	-	various	522	-	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	531,302	525,549	26 years	250,478	222,252	30 years
Pension and OPEB Funded Status	192,464	312,645	11 years	100,132	220,797	11 years
Virginia Transmission Rate Adjustment Clause	47,322	32,992	2 years	-	-
Virginia Environmental Rate Adjustment Clause	27,426	8,347	1 year	-	-
Postemployment Benefits	19,772	22,663	5 years	9,096	8,897	5 years
Storm Related Costs	11,100	13,712	5 years	-	-
Deferred Restructuring Costs	8,525	10,531	5 years	2,423	3,688	2 years
Medicare Subsidy	6,477	-	11 years	11,221	-	11 years
Litigation Settlement	-	-		10,382	-	12 years
Asset Retirement Obligation	6,453	8,489	4 years	696	808	7 years
Virginia Generation Rate Adjustment Clause	6,491	3,469	2 years	-	-
West Virginia Expanded Net Energy Charge	-	25,932		-	-
Virginia Environmental and Reliability Costs	-	560		-	-
Cook Nuclear Plant Refueling Outage Levelization	-	-		57,979	26,652	3 years
Peak Demand Reduction/Energy Efficiency	-	-		4,457	2,608	1 year
Off-system Sales Margin Sharing	-	-		4,409	-	1 year
River Transportation Division Expenses	-	-		4,090	4,576	1 year
Deferred PJM Fees	-	-		-	13,998
Other Regulatory Assets Being Recovered	2,413	1,762	various	1,543	1,886	various
Total Regulatory Assets Being Recovered	892,672	1,278,144		488,728	526,755

Total Noncurrent Regulatory Assets	$1,003,890	$1,435,704		$524,114	$540,019

Regulatory Liabilities
	APCo			I&M
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
Regulatory Liabilities:	2013	2012	Period	2013	2012	Period
	(in thousands)			(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$107,048	$-	1 year	$-	$-
Over-recovered Fuel Costs - pays a return	-	-		1,976	-	1 year
Total Current Regulatory Liabilities	$107,048	$-		$1,976	$-

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	$249	$249		$113	$124
Total Regulatory Liabilities Not Yet Being Paid	249	249		113	124

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	583,723	552,590	(a)	389,025	381,116	(a)
Deferred Investment Tax Credits	1,863	2,823	47 years	-	-
Regulatory Liabilities Currently Not Paying a Return
Deferred State Income Tax Coal Credits	28,255	29,296	10 years	-	-
Unrealized Gain on Forward Commitments	15,853	21,433	4 years	10,810	19,872	4 years
Deferred Investment Tax Credits	122	382	2 years	43,200	48,130	23 years
Peak Demand Reduction/Energy Efficiency	746	907	1 year	15,021	11,080	1 year
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	-	-		597,113	435,717	(b)
Spent Nuclear Fuel Liability	-	-		43,416	42,898	(b)
Over-Recovery of PJM Expense	-	-		13,924	-	2 years
Off-system Sales Margin Sharing	-	-		-	7,611
Other Regulatory Liabilities Being Paid	414	-	various	23	1,744	various
Total Regulatory Liabilities Being Paid	630,976	607,431		1,112,532	948,168

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$631,225	$607,680		$1,112,645	$948,292

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Indiana Michigan Power Co [Member]
Regulatory Assets
	APCo			I&M
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
Regulatory Assets:	2013	2012	Period	2013	2012	Period
	(in thousands)			(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$39,811	$74,906	1 year	$-	$3,029
Under-recovered Fuel Costs - does not earn a return	-	-		3,397	1,647	1 year
Total Current Regulatory Assets	$39,811	$74,906		$3,397	$4,676

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$65,206	$94,458		$1,836	$-
Expanded Net Energy Charge - Coal Inventory	20,528	-		-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility	13,264	14,155		-	-
Virginia Demand Response Program Costs	5,012	1,447		-	-
Transmission Agreement Phase-In	3,313	2,992		-	-
Virginia Environmental Rate Adjustment Clause	2,440	29,320		-	-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	1,287	1,287		-	1,380
Indiana Under-Recovered Capacity Costs	-	-		21,945	-
Indiana Deferred Cook Plant Life Cycle
Management Project Costs	-	-		4,093	-
Stranded Costs on Abandoned Plants	-	-		3,896	-
Dresden Plant Operating Costs	-	8,758		-	-
Deferred Wind Power Costs	-	5,143		-	-
Litigation Settlement	-	-		-	11,098
Other Regulatory Assets Not Yet Being Recovered	168	-		3,616	786
Total Regulatory Assets Not Yet Being Recovered	111,218	157,560		35,386	13,264

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Storm Related Costs	17,167	21,371	5 years	-	-
Unamortized Loss on Reacquired Debt	11,622	12,969	29 years	21,508	15,871	19 years
RTO Formation/Integration Costs	3,473	4,370	6 years	2,544	3,229	6 years
Cook Plant, Unit 2 Baffle Bolts	-	-		7,248	-	25 years
West Virginia Expanded Net Energy Charge	-	272,783		-	-
Customer Choice Implementation Costs	-	-		-	1,493
Other Regulatory Assets Being Recovered	665	-	various	522	-	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	531,302	525,549	26 years	250,478	222,252	30 years
Pension and OPEB Funded Status	192,464	312,645	11 years	100,132	220,797	11 years
Virginia Transmission Rate Adjustment Clause	47,322	32,992	2 years	-	-
Virginia Environmental Rate Adjustment Clause	27,426	8,347	1 year	-	-
Postemployment Benefits	19,772	22,663	5 years	9,096	8,897	5 years
Storm Related Costs	11,100	13,712	5 years	-	-
Deferred Restructuring Costs	8,525	10,531	5 years	2,423	3,688	2 years
Medicare Subsidy	6,477	-	11 years	11,221	-	11 years
Litigation Settlement	-	-		10,382	-	12 years
Asset Retirement Obligation	6,453	8,489	4 years	696	808	7 years
Virginia Generation Rate Adjustment Clause	6,491	3,469	2 years	-	-
West Virginia Expanded Net Energy Charge	-	25,932		-	-
Virginia Environmental and Reliability Costs	-	560		-	-
Cook Nuclear Plant Refueling Outage Levelization	-	-		57,979	26,652	3 years
Peak Demand Reduction/Energy Efficiency	-	-		4,457	2,608	1 year
Off-system Sales Margin Sharing	-	-		4,409	-	1 year
River Transportation Division Expenses	-	-		4,090	4,576	1 year
Deferred PJM Fees	-	-		-	13,998
Other Regulatory Assets Being Recovered	2,413	1,762	various	1,543	1,886	various
Total Regulatory Assets Being Recovered	892,672	1,278,144		488,728	526,755

Total Noncurrent Regulatory Assets	$1,003,890	$1,435,704		$524,114	$540,019

Regulatory Liabilities
	APCo			I&M
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
Regulatory Liabilities:	2013	2012	Period	2013	2012	Period
	(in thousands)			(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$107,048	$-	1 year	$-	$-
Over-recovered Fuel Costs - pays a return	-	-		1,976	-	1 year
Total Current Regulatory Liabilities	$107,048	$-		$1,976	$-

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	$249	$249		$113	$124
Total Regulatory Liabilities Not Yet Being Paid	249	249		113	124

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	583,723	552,590	(a)	389,025	381,116	(a)
Deferred Investment Tax Credits	1,863	2,823	47 years	-	-
Regulatory Liabilities Currently Not Paying a Return
Deferred State Income Tax Coal Credits	28,255	29,296	10 years	-	-
Unrealized Gain on Forward Commitments	15,853	21,433	4 years	10,810	19,872	4 years
Deferred Investment Tax Credits	122	382	2 years	43,200	48,130	23 years
Peak Demand Reduction/Energy Efficiency	746	907	1 year	15,021	11,080	1 year
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	-	-		597,113	435,717	(b)
Spent Nuclear Fuel Liability	-	-		43,416	42,898	(b)
Over-Recovery of PJM Expense	-	-		13,924	-	2 years
Off-system Sales Margin Sharing	-	-		-	7,611
Other Regulatory Liabilities Being Paid	414	-	various	23	1,744	various
Total Regulatory Liabilities Being Paid	630,976	607,431		1,112,532	948,168

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$631,225	$607,680		$1,112,645	$948,292

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Regulated Generating Units to be Retired Before or During 2016
Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period

		(in thousands)
Tanners Creek Plant,	I&M	$681,490	$353,800	$327,690	$87,102	2015	17 years
Units 1-4
Northeastern Station,	PSO	181,652	88,836	92,816	11,142	2016	27 years
Unit 4
Welsh Plant, Unit 2	SWEPCo	174,919	92,973	81,946	19,054	2016	27 years
Total		$1,038,061	$535,609	$502,452	$117,298

Ohio Power Co [Member]
Regulatory Assets
	OPCo
			Remaining
	December 31,		Recovery
Regulatory Assets:	2013	2012	Period
	(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - does not earn a return	$15,829	$-	1 year
Total Current Regulatory Assets	$15,829	$-

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Ohio Economic Development Rider	$13,854	$13,213
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	57,589	61,828
Ormet Special Rate Recovery Mechanism	35,631	5,453
Other Regulatory Assets Not Yet Being Recovered	-	30
Total Regulatory Assets Not Yet Being Recovered	107,074	80,524

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Ohio Fuel Adjustment Clause	444,959	518,595	5 years
Ohio Capacity Deferral	288,060	65,818	5 years
Ohio Transmission Cost Recovery Rider	86,621	49,391	2 years
Ohio Distribution Decoupling	31,329	-	2 years
Unamortized Loss on Reacquired Debt	13,033	13,215	25 years
RTO Formation/Integration Costs	5,232	6,594	6 years
Economic Development Rider	791	5,488	1 year
Ohio Deferred Asset Recovery Rider	-	152,039
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	188,722	309,685	11 years
Income Taxes, Net	150,183	190,685	29 years
Peak Demand Reduction/Energy Efficiency	18,529	-	2 years
Medicare Subsidy	11,354	-	11 years
Under-Recovered Distribution Investment Rider	8,677	1,304	1 year
Under-Recovered gridSMART® Costs	8,396	-	2 years
Enhanced Service Reliability Plan	6,836	557	2 years
Postemployment Benefits	6,198	7,658	5 years
Partnership with Ohio Contribution	1,410	2,405	2 years
Ohio Distribution Decoupling	-	16,198
Other Regulatory Assets Being Recovered	1,293	810	various
Total Regulatory Assets Being Recovered	1,271,623	1,340,442

Total Noncurrent Regulatory Assets	$1,378,697	$1,420,966

Regulatory Liabilities
	OPCo
			Remaining
	December 31,		Refund
	2013	2012	Period
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$-	$14,848
Total Current Regulatory Liabilities	$-	$14,848

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
IGCC Preconstruction Costs	$4,782	$4,411
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	216	216
Total Regulatory Liabilities Not Yet Being Paid	4,998	4,627

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	421,061	416,461	(a)
Deferred Investment Tax Credits	165	322	8 years
Regulatory Liabilities Currently Not Paying a Return
Deferred Asset Phase-In Rider	4,334	-	7 years
Unrealized Gain on Forward Commitments	2,920	-	1 year
Low Income Customers/Economic Recovery	1,724	2,243	2 years
Deferred Investment Tax Credits	224	11,321	7 years
Over-Recovery of Costs Related to gridSMART®	73	3,501	2 years
Peak Demand Reduction/Energy Efficiency	-	12,596
Total Regulatory Liabilities Being Paid	430,501	446,444

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$435,499	$451,071

(a)	Relieved as removal costs are incurred.

Public Service Co of Oklahoma [Member]
Regulatory Assets
	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
	2013	2012	Period	2013	2012	Period
Regulatory Assets:	(in thousands)			(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$3,298	$-	1 year	$17,949	$8,527	1 year
Total Current Regulatory Assets	$3,298	$-		$17,949	$8,527

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$18,743	$-		$-	$-
Rate Case Expense	-	-		7,934	4,517
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	-	-		1,143	2,295
Other Regulatory Assets Not Yet Being Recovered	845	423		1,951	2,188
Total Regulatory Assets Not Yet Being Recovered	19,588	423		11,028	9,000

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Red Rock Generating Facility	9,728	9,954	43 years	-	-
Unamortized Loss on Reacquired Debt	9,455	10,923	19 years	8,165	9,379	30 years
Storm Related Costs	-	14,172		-	337
Acquisition of Valley Electric Membership
Corporation (VEMCO)	-	-		4,100	6,443	2 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	77,171	133,404	11 years	89,672	143,226	11 years
Peak Demand Reduction/Energy Efficiency	11,333	6,248	1 year	2,584	1,467	1 year
Vegetation Management	13,963	13,388	1 year	-	-
Base Load Purchase Power Contract	6,400	-	1 year	-	-
Medicare Subsidy	5,389	-	11 years	5,866	-	11 years
Deferral of Major Generation Overhauls	2,933	4,533	4 years	-	-
Income Taxes, Net	88	3,785	34 years	247,827	230,220	31 years
Unrealized Loss on Forward Commitments	2	5,347	1 year	3	427	1 year
Other Regulatory Assets Being Recovered	640	151	various	660	2,779	various
Total Regulatory Assets Being Recovered	137,102	201,905		358,877	394,278

Total Noncurrent Regulatory Assets (a)	$156,690	$202,328		$369,905	$403,278

(a)	Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case. These amounts will be collected from customers through a rider currently being billed to customers.

Regulatory Liabilities
	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
	2013	2012	Period	2013	2012	Period
Regulatory Liabilities:	(in thousands)			(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$7,945		$7,275	$16,761	1 year
Total Current Regulatory Liabilities	$-	$7,945		$7,275	$16,761

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Louisiana Refundable Construction Financing Costs	$-	$-		$-	$96,094
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	2,635	3,964		-	-
Storm Related Costs	-	3,207		-	-
Other Regulatory Liabilities Not Yet Being Paid	248	1,613		-	-
Total Regulatory Liabilities Not Yet Being Paid	2,883	8,784		-	96,094

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	276,418	280,446	(a)	372,381	362,838	(a)
Louisiana Refundable Construction Financing Costs	-	-		77,664	-	5 years
Excess Earnings	-	-		2,903	2,975	40 years
Other Regulatory Liabilities Being Paid	-	-		1,286	838	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	46,753	42,345	51 years	11,207	12,769	17 years
Vegetation Management	-	-		4,002	130	1 year
Peak Demand Reduction/Energy Efficiency	-	2,915		901	-	1 year
Base Load Purchase Power Contract	-	8,484		-	-
Other Regulatory Liabilities Being Paid	1,619	1,843	various	1,784	827	various
Total Regulatory Liabilities Being Paid	324,790	336,033		472,128	380,377

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$327,673	$344,817		$472,128	$476,471

(a)	Relieved as removal costs are incurred.

Regulated Generating Units to be Retired Before or During 2016
Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period

		(in thousands)
Tanners Creek Plant,	I&M	$681,490	$353,800	$327,690	$87,102	2015	17 years
Units 1-4
Northeastern Station,	PSO	181,652	88,836	92,816	11,142	2016	27 years
Unit 4
Welsh Plant, Unit 2	SWEPCo	174,919	92,973	81,946	19,054	2016	27 years
Total		$1,038,061	$535,609	$502,452	$117,298

Southwestern Electric Power Co [Member]
Regulatory Assets
	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
	2013	2012	Period	2013	2012	Period
Regulatory Assets:	(in thousands)			(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$3,298	$-	1 year	$17,949	$8,527	1 year
Total Current Regulatory Assets	$3,298	$-		$17,949	$8,527

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$18,743	$-		$-	$-
Rate Case Expense	-	-		7,934	4,517
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	-	-		1,143	2,295
Other Regulatory Assets Not Yet Being Recovered	845	423		1,951	2,188
Total Regulatory Assets Not Yet Being Recovered	19,588	423		11,028	9,000

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Red Rock Generating Facility	9,728	9,954	43 years	-	-
Unamortized Loss on Reacquired Debt	9,455	10,923	19 years	8,165	9,379	30 years
Storm Related Costs	-	14,172		-	337
Acquisition of Valley Electric Membership
Corporation (VEMCO)	-	-		4,100	6,443	2 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	77,171	133,404	11 years	89,672	143,226	11 years
Peak Demand Reduction/Energy Efficiency	11,333	6,248	1 year	2,584	1,467	1 year
Vegetation Management	13,963	13,388	1 year	-	-
Base Load Purchase Power Contract	6,400	-	1 year	-	-
Medicare Subsidy	5,389	-	11 years	5,866	-	11 years
Deferral of Major Generation Overhauls	2,933	4,533	4 years	-	-
Income Taxes, Net	88	3,785	34 years	247,827	230,220	31 years
Unrealized Loss on Forward Commitments	2	5,347	1 year	3	427	1 year
Other Regulatory Assets Being Recovered	640	151	various	660	2,779	various
Total Regulatory Assets Being Recovered	137,102	201,905		358,877	394,278

Total Noncurrent Regulatory Assets (a)	$156,690	$202,328		$369,905	$403,278

(a)	Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case. These amounts will be collected from customers through a rider currently being billed to customers.

Regulatory Liabilities
	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
	2013	2012	Period	2013	2012	Period
Regulatory Liabilities:	(in thousands)			(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$7,945		$7,275	$16,761	1 year
Total Current Regulatory Liabilities	$-	$7,945		$7,275	$16,761

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Louisiana Refundable Construction Financing Costs	$-	$-		$-	$96,094
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	2,635	3,964		-	-
Storm Related Costs	-	3,207		-	-
Other Regulatory Liabilities Not Yet Being Paid	248	1,613		-	-
Total Regulatory Liabilities Not Yet Being Paid	2,883	8,784		-	96,094

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	276,418	280,446	(a)	372,381	362,838	(a)
Louisiana Refundable Construction Financing Costs	-	-		77,664	-	5 years
Excess Earnings	-	-		2,903	2,975	40 years
Other Regulatory Liabilities Being Paid	-	-		1,286	838	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	46,753	42,345	51 years	11,207	12,769	17 years
Vegetation Management	-	-		4,002	130	1 year
Peak Demand Reduction/Energy Efficiency	-	2,915		901	-	1 year
Base Load Purchase Power Contract	-	8,484		-	-
Other Regulatory Liabilities Being Paid	1,619	1,843	various	1,784	827	various
Total Regulatory Liabilities Being Paid	324,790	336,033		472,128	380,377

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$327,673	$344,817		$472,128	$476,471

(a)	Relieved as removal costs are incurred.

Regulated Generating Units to be Retired Before or During 2016
Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period

		(in thousands)
Tanners Creek Plant,	I&M	$681,490	$353,800	$327,690	$87,102	2015	17 years
Units 1-4
Northeastern Station,	PSO	181,652	88,836	92,816	11,142	2016	27 years
Unit 4
Welsh Plant, Unit 2	SWEPCo	174,919	92,973	81,946	19,054	2016	27 years
Total		$1,038,061	$535,609	$502,452	$117,298